Cash flow (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Changes in Current Assets and Liabilities

Changes in current assets and liabilities, net of acquisitions and dispositions, were as follows:

	Years ended December 31,
In millions	2011	2010	2009
(Increase) decrease in:
Receivables	$(41)	$(39)	$14
Inventories	(35)	(94)	87
Prepaid expenses	6	19	9

Increase (decrease) in:
Accounts payable and accrued expenses	2	43	117
Income taxes payable	24	37	(58)

	$(44)	$(34)	$169

Schedule of Cash Paid

	Years ended December 31,
In millions	2011	2010	2009
Cash paid for:
Interest	$166	$172	$197
Less capitalized interest	(11)	(2)	(3)

Interest paid, net	$155	$170	$194

Income tax (refund) paid, net	$61	$(36)	$66